Acquisitions (Details 3) (USD $) In Thousands, unless otherwise specified				12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended
	Dec. 08, 2010	Sep. 30, 2011 One Communications Corp	Apr. 02, 2011 One Communications Corp	Dec. 31, 2012 Customer Relationships	Dec. 08, 2010 Customer Relationships	Apr. 30, 2011 Customer Relationships One Communications Corp	Sep. 30, 2011 Customer Relationships One Communications Corp	Dec. 31, 2012 Developed Technology	Apr. 30, 2011 Developed Technology One Communications Corp	Sep. 30, 2011 Developed Technology One Communications Corp	Dec. 31, 2012 Trade Names	Dec. 08, 2010 Trade Names	Apr. 30, 2011 Trade Names One Communications Corp	Sep. 30, 2011 Trade Names One Communications Corp	Dec. 31, 2012 Other Intangible Assets [Member]	Apr. 30, 2011 Other Intangible Assets [Member] One Communications Corp	Sep. 30, 2011 Other Intangible Assets [Member] One Communications Corp
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets	$ 131,200	$ 185,850	$ 185,850		$ 117,600		$ 168,600			$ 12,000		$ 3,700		$ 3,900			$ 1,350
Finite-Lived Intangible Asset, Useful Life				5 years 2 months 12 days		5 years		3 years 10 months 24 days	3 years		3 years 3 months 18 days		3 years		4 years 4 months 24 days	5 years